Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	HEARTLAND GROUP INC
Entity Central Index Key	0000809586
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000147928
Shareholder Report [Line Items]
Fund Name	HEARTLAND MID CAP VALUE FUND
Class Name	INSTITUTIONAL
Trading Symbol	HNMDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Heartland Mid Cap Value Fund - Institutional Class for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

You can find additional information about the Fund at https://www.heartlandadvisors.com/Strategies/Heartland-Mid-Cap-Value-Fund.  You can also request this information by contacting us at 800-432-7856 or by email at shareholderservices@heartlandfunds.com.

Additional Information Phone Number	800-432-7856
Additional Information Email	shareholderservices@heartlandfunds.com
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Heartland Mid Cap Value Fund - Institutional	$42	0.85%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM THIS PERIOD?

As the mood of the market shifted and fears over a tariff-induced downturn began to moderate, the Heartland Mid Cap Value Fund trailed the Russell Midcap® Value Index for the six-month period ending June 30, 2025.

WHAT FACTORS INFLUENCED PERFORMANCE?

Stock selection was responsible for a significant portion of the underperformance. In the latter half of the period, the Fund was hurt by not holding high-octane names in cyclical parts of the market such as Technology, Industrials, and Consumer Discretionary. There were several companies with an indirect play on the proliferation of artificial intelligence that we didn’t own, further impacting our performance.

The Fund continues to hold both high-quality mid-cap companies trading at bargains (“Quality Value”) and deeply discounted businesses that have produced poor economic returns over time (“Deep Value”) but that have a self-help catalyst. During the period, speculative names benefited from the recent rise in risk-taking. Our adherence to the 10 Principles of Value Investing™—which requires us to focus on well-run businesses with strong balance sheets—generally dictates that we avoid these companies.

Line Graph [Table Text Block]
	Heartland Mid Cap Value Fund - Institutional	Russell 3000® Index	Russell Midcap® Value Index
2015	$500,000	$500,000	$500,000
2015	$466,463	$492,830	$474,160
2016	$601,611	$555,593	$568,981
2017	$651,964	$672,992	$644,907
2018	$597,977	$637,716	$565,650
2019	$750,942	$835,529	$718,728
2020	$804,846	$1,010,053	$754,410
2021	$1,033,356	$1,269,243	$968,194
2022	$1,004,622	$1,025,460	$851,698
2023	$1,142,479	$1,291,637	$959,984
2024	$1,185,985	$1,599,148	$1,085,455
2025	$1,193,868	$1,691,103	$1,119,352

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

Heartland Mid Cap Value Fund	1 Year	5 Year	10 Year
Mid Cap Value Fund - Institutional Class	3.08%	13.96%	9.09%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell Midcap® Value Index	11.53%	13.71%	8.39%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

AssetsNet	$ 556,302,007
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 1,678,893
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$556,302,007 # of Portfolio Holdings59 Portfolio Turnover Rate 44% Net Advisory Fees Paid$1,678,893
Holdings [Text Block]

SECTOR WEIGHTINGS

(% of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	0.9%
Utilities	4.7%
Materials	6.3%
Energy	6.8%
Real Estate	6.9%
Consumer Staples	7.8%
Information Technology	11.1%
Financials	11.3%
Consumer Discretionary	12.1%
Health Care	12.2%
Industrials	19.9%

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% of Net Assets)

Top 10	Top 10
Teledyne Technologies, Inc.	4.6%
Public Storage	4.0%
Centene Corp.	3.3%
Hershey Co.	3.1%
Perrigo Co. PLC	3.0%
NOV, Inc.	2.8%
EOG Resources, Inc.	2.8%
Donaldson Co., Inc.	2.7%
Northern Trust Corp.	2.7%
Ball Corp.	2.6%

C000147929
Shareholder Report [Line Items]
Fund Name	HEARTLAND MID CAP VALUE FUND
Class Name	INVESTOR
Trading Symbol	HRMDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Heartland Mid Cap Value Fund - Investor Class for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

You can find additional information about the Fund at https://www.heartlandadvisors.com/Strategies/Heartland-Mid-Cap-Value-Fund.  You can also request this information by contacting us at 800-432-7856 or by email at shareholderservices@heartlandfunds.com.

Additional Information Phone Number	800-432-7856
Additional Information Email	shareholderservices@heartlandfunds.com
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Heartland Mid Cap Value Fund - Investor	$54	1.09%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM THIS PERIOD?

As the mood of the market shifted and fears over a tariff-induced downturn began to moderate, the Heartland Mid Cap Value Fund trailed the Russell Midcap® Value Index for the six-month period ending June 30, 2025.

WHAT FACTORS INFLUENCED PERFORMANCE?

Stock selection was responsible for a significant portion of the underperformance. In the latter half of the period, the Fund was hurt by not holding high-octane names in cyclical parts of the market such as Technology, Industrials, and Consumer Discretionary. There were several companies with an indirect play on the proliferation of artificial intelligence that we didn’t own, further impacting our performance.

The Fund continues to hold both high-quality mid-cap companies trading at bargains (“Quality Value”) and deeply discounted businesses that have produced poor economic returns over time (“Deep Value”) but that have a self-help catalyst. During the period, speculative names benefited from the recent rise in risk-taking. Our adherence to the 10 Principles of Value Investing™—which requires us to focus on well-run businesses with strong balance sheets—generally dictates that we avoid these companies.

Line Graph [Table Text Block]
	Heartland Mid Cap Value Fund - Investor	Russell 3000® Index	Russell Midcap® Value Index
2015	$10,000	$10,000	$10,000
2015	$9,320	$9,857	$9,483
2016	$11,991	$11,112	$11,380
2017	$12,963	$13,460	$12,898
2018	$11,851	$12,754	$11,313
2019	$14,850	$16,711	$14,375
2020	$15,880	$20,201	$15,088
2021	$20,345	$25,385	$19,364
2022	$19,733	$20,509	$17,034
2023	$22,370	$25,833	$19,200
2024	$23,181	$31,983	$21,709
2025	$23,284	$33,822	$22,387

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

Heartland Mid Cap Value Fund	1 Year	5 Year	10 Year
Mid Cap Value Fund - Investor Class	2.74%	13.65%	8.82%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell Midcap® Value Index	11.53%	13.71%	8.39%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

AssetsNet	$ 556,302,007
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 1,678,893
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$556,302,007 # of Portfolio Holdings59 Portfolio Turnover Rate 44% Net Advisory Fees Paid$1,678,893
Holdings [Text Block]

SECTOR WEIGHTINGS

(% of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	0.9%
Utilities	4.7%
Materials	6.3%
Energy	6.8%
Real Estate	6.9%
Consumer Staples	7.8%
Information Technology	11.1%
Financials	11.3%
Consumer Discretionary	12.1%
Health Care	12.2%
Industrials	19.9%

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% of Net Assets)

Top 10	Top 10
Teledyne Technologies, Inc.	4.6%
Public Storage	4.0%
Centene Corp.	3.3%
Hershey Co.	3.1%
Perrigo Co. PLC	3.0%
NOV, Inc.	2.8%
EOG Resources, Inc.	2.8%
Donaldson Co., Inc.	2.7%
Northern Trust Corp.	2.7%
Ball Corp.	2.6%

C000063871
Shareholder Report [Line Items]
Fund Name	HEARTLAND VALUE FUND
Class Name	INSTITUTIONAL
Trading Symbol	HNTVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Heartland Value Fund - Institutional Class for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

You can find additional information about the Fund at https://www.heartlandadvisors.com/Strategies/Heartland-Value-Fund.  You can also request this information by contacting us at 800-432-7856 or by email at shareholderservices@heartlandfunds.com.

Additional Information Phone Number	800-432-7856
Additional Information Email	shareholderservices@heartlandfunds.com
Additional Information Website	https://www.heartlandadvisors.com/Strategies/Heartland-Value-Fund
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Heartland Value Fund - Institutional	$46	0.92%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM THIS PERIOD?

In a challenging but improving period for small stocks, the Heartland Value Fund outpaced the Russell 2000® Value Index in the six-month period ending June 30, 2025.

WHAT FACTORS INFLUENCED PERFORMANCE?

Security selection explained virtually all the Fund’s outperformance in the first half of 2025. Our selection effect was positive in 8 of 11 sectors, led by Energy, Consumer Discretionary, and Financials, showcasing the power of active management. Unlike Russell 2000® Index funds, which must own the entire benchmark — including the 34% of companies that are unprofitable — our Fund can focus on attractively priced, fundamentally sound businesses with positive earnings dynamics.

Since the beginning of the year, small stocks swung from sizeable losses in the first quarter to gains in the second. The Fund outperformed its benchmark throughout this period. One reason for the consistency of the Fund’s results has been our adherence to the 10 Principles of Value Investing™, which guides every decision we make and focuses on attractively priced, well-run businesses with strong balance sheets.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Heartland Value Fund - Institutional	Russell 3000® Index	Russell 2000® Value Index
2015	$500,000	$500,000	$500,000
2015	$451,079	$492,830	$459,163
2016	$525,590	$555,593	$604,905
2017	$570,723	$672,992	$652,316
2018	$502,336	$637,716	$568,403
2019	$593,436	$835,529	$695,691
2020	$672,412	$1,010,053	$727,931
2021	$820,063	$1,269,243	$933,720
2022	$738,816	$1,025,460	$798,486
2023	$866,690	$1,291,637	$915,493
2024	$1,004,340	$1,599,148	$989,171
2025	$1,032,727	$1,691,103	$957,900

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

Heartland Value Fund	1 Year	5 Year	10 Year
Value Fund - Institutional Class	15.22%	15.60%	7.52%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell 2000® Value Index	5.54%	12.47%	6.72%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 783,230,567
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 2,774,243
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$783,230,567 # of Portfolio Holdings94 Portfolio Turnover Rate 19% Net Advisory Fees Paid$2,774,243
Holdings [Text Block]

SECTOR WEIGHTINGS

(% of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	2.6%
Communication Services	0.8%
Consumer Staples	2.9%
Energy	4.5%
Utilities	4.5%
Health Care	5.7%
Information Technology	7.7%
Materials	8.1%
Real Estate	8.5%
Consumer Discretionary	12.4%
Industrials	17.4%
Financials	24.9%

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% of Net Assets)

Top 10	Top 10
Lincoln Educational Services Corp.	3.8%
Texas Capital Bancshares, Inc.	2.8%
Silicon Motion Technology Corp.	2.6%
Capital City Bank Group, Inc.	2.5%
Barrett Business Services, Inc.	2.4%
BSR Real Estate Investment Trust	2.2%
Centrus Energy Corp.	2.1%
Chart Industries, Inc.	2.1%
I3 Verticals, Inc.	2.1%
Cass Information Systems, Inc.	1.9%

C000009765
Shareholder Report [Line Items]
Fund Name	HEARTLAND VALUE FUND
Class Name	INVESTOR
Trading Symbol	HRTVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Heartland Value Fund - Investor Class for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

You can find additional information about the Fund at https://www.heartlandadvisors.com/Strategies/Heartland-Value-Fund.  You can also request this information by contacting us at 800-432-7856 or by email at shareholderservices@heartlandfunds.com.

Additional Information Phone Number	800-432-7856
Additional Information Email	shareholderservices@heartlandfunds.com
Additional Information Website	https://www.heartlandadvisors.com/Strategies/Heartland-Value-Fund
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Heartland Value Fund - Investor	$56	1.11%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM THIS PERIOD?

In a challenging but improving period for small stocks, the Heartland Value Fund outpaced the Russell 2000® Value Index in the six-month period ending June 30, 2025.

WHAT FACTORS INFLUENCED PERFORMANCE?

Security selection explained virtually all the Fund’s outperformance in the first half of 2025. Our selection effect was positive in 8 of 11 sectors, led by Energy, Consumer Discretionary, and Financials, showcasing the power of active management. Unlike Russell 2000® Index funds, which must own the entire benchmark — including the 34% of companies that are unprofitable — our Fund can focus on attractively priced, fundamentally sound businesses with positive earnings dynamics.

Since the beginning of the year, small stocks swung from sizeable losses in the first quarter to gains in the second. The Fund outperformed its benchmark throughout this period. One reason for the consistency of the Fund’s results has been our adherence to the 10 Principles of Value Investing™, which guides every decision we make and focuses on attractively priced, well-run businesses with strong balance sheets.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Heartland Value Fund - Investor	Russell 3000® Index	Russell 2000® Value Index
2015	$10,000	$10,000	$10,000
2015	$9,016	$9,857	$9,183
2016	$10,486	$11,112	$12,098
2017	$11,369	$13,460	$13,046
2018	$9,988	$12,754	$11,368
2019	$11,781	$16,711	$13,914
2020	$13,329	$20,201	$14,559
2021	$16,235	$25,385	$18,674
2022	$14,613	$20,509	$15,970
2023	$17,116	$25,833	$18,310
2024	$19,800	$31,983	$19,783
2025	$20,339	$33,822	$19,158

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

Heartland Value Fund	1 Year	5 Year	10 Year
Value Fund - Investor Class	15.04%	15.43%	7.36%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell 2000® Value Index	5.54%	12.47%	6.72%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 783,230,567
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 2,774,243
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$783,230,567 # of Portfolio Holdings94 Portfolio Turnover Rate 19% Net Advisory Fees Paid$2,774,243
Holdings [Text Block]

SECTOR WEIGHTINGS

(% of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	2.6%
Communication Services	0.8%
Consumer Staples	2.9%
Energy	4.5%
Utilities	4.5%
Health Care	5.7%
Information Technology	7.7%
Materials	8.1%
Real Estate	8.5%
Consumer Discretionary	12.4%
Industrials	17.4%
Financials	24.9%

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% of Net Assets)

Top 10	Top 10
Lincoln Educational Services Corp.	3.8%
Texas Capital Bancshares, Inc.	2.8%
Silicon Motion Technology Corp.	2.6%
Capital City Bank Group, Inc.	2.5%
Barrett Business Services, Inc.	2.4%
BSR Real Estate Investment Trust	2.2%
Centrus Energy Corp.	2.1%
Chart Industries, Inc.	2.1%
I3 Verticals, Inc.	2.1%
Cass Information Systems, Inc.	1.9%

C000063872
Shareholder Report [Line Items]
Fund Name	HEARTLAND VALUE PLUS FUND
Class Name	INSTITUTIONAL
Trading Symbol	HNVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Heartland Value Plus Fund - Institutional Class for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

You can find additional information about the Fund at https://www.heartlandadvisors.com/Strategies/Heartland-Value-Plus-Fund.  You can also request this information by contacting us at 800-432-7856 or by email at shareholderservices@heartlandfunds.com.

Additional Information Phone Number	800-432-7856
Additional Information Email	shareholderservices@heartlandfunds.com
Additional Information Website	https://www.heartlandadvisors.com/Strategies/Heartland-Value-Plus-Fund
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Heartland Value Plus Fund - Institutional	$47	0.97%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM THIS PERIOD?

In a volatile start to the year, particularly for small stocks, the Heartland Value Plus Fund lagged the Russell 2000® Value Index in the six-month period ending June 30, 2025.

WHAT FACTORS INFLUENCED PERFORMANCE?

Stock picking was a major contributor to our underperformance in the first half of the year, led by a negative selection effect in sectors including Information Technology, Consumer Discretionary, Consumer Staples, and Materials. Stock selection was positive in five sectors, led by Real Estate, Energy, and Industrials.

In the latter half of this period, we made a conscious decision to pivot away from cyclical, volume-dependent businesses waiting for demand dynamics to rebound for their earnings outlook to improve. Instead, a key focus of our selectivity recently has been driven by self-help strategies that can lead to greater margin improvements regardless of the economic backdrop. We have been paying particularly close attention to companies deploying these strategies that also have sufficient confidence and free cash for share buybacks and dividend increases.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Heartland Value Plus Fund - Institutional	Russell 3000® Index	Russell 2000® Value Index
2015	$500,000	$500,000	$500,000
2015	$430,373	$492,830	$459,163
2016	$546,095	$555,593	$604,905
2017	$601,099	$672,992	$652,316
2018	$523,239	$637,716	$568,403
2019	$660,819	$835,529	$695,691
2020	$746,268	$1,010,053	$727,931
2021	$933,678	$1,269,243	$933,720
2022	$889,309	$1,025,460	$798,486
2023	$908,109	$1,291,637	$915,493
2024	$907,946	$1,599,148	$989,171
2025	$849,698	$1,691,103	$957,900

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

Heartland Value Plus Fund	1 Year	5 Year	10 Year
Value Plus Fund - Institutional Class	-0.64%	7.91%	5.45%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell 2000® Value Index	5.54%	12.47%	6.72%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 268,439,827
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 961,029
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$268,439,827 # of Portfolio Holdings53 Portfolio Turnover Rate 29% Net Advisory Fees Paid$961,029
Holdings [Text Block]

SECTOR WEIGHTINGS

(% of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	0.3%
Consumer Staples	1.9%
Utilities	4.2%
Materials	4.3%
Energy	4.8%
Health Care	7.6%
Consumer Discretionary	8.7%
Information Technology	9.7%
Real Estate	9.9%
Industrials	16.8%
Financials	31.8%

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% of Net Assets)

Top 10	Top 10
Stifel Financial Corp.	3.9%
Seacoast Banking Corp. of Florida	3.9%
FB Financial Corp.	3.8%
Envista Holdings Corp.	3.5%
Gates Industrial Corp. PLC	3.4%
Lamar Advertising Co.	3.3%
Camden Property Trust	3.2%
Glacier Bancorp, Inc.	3.0%
CTS Corp.	3.0%
The Hanover Insurance Group, Inc.	2.8%

C000009766
Shareholder Report [Line Items]
Fund Name	HEARTLAND VALUE PLUS FUND
Class Name	INVESTOR
Trading Symbol	HRVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Heartland Value Plus Fund - Investor Class for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

You can find additional information about the Fund at https://www.heartlandadvisors.com/Strategies/Heartland-Value-Plus-Fund.  You can also request this information by contacting us at 800-432-7856 or by email at shareholderservices@heartlandfunds.com.

Additional Information Phone Number	800-432-7856
Additional Information Email	shareholderservices@heartlandfunds.com
Additional Information Website	https://www.heartlandadvisors.com/Strategies/Heartland-Value-Plus-Fund
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Heartland Value Plus Fund - Investor	$59	1.24%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM THIS PERIOD?

In a volatile start to the year, particularly for small stocks, the Heartland Value Plus Fund lagged the Russell 2000® Value Index in the six-month period ending June 30, 2025.

WHAT FACTORS INFLUENCED PERFORMANCE?

Stock picking was a major contributor to our underperformance in the first half of the year, led by a negative selection effect in sectors including Information Technology, Consumer Discretionary, Consumer Staples, and Materials. Stock selection was positive in five sectors, led by Real Estate, Energy, and Industrials.

In the latter half of this period, we made a conscious decision to pivot away from cyclical, volume-dependent businesses waiting for demand dynamics to rebound for their earnings outlook to improve. Instead, a key focus of our selectivity recently has been driven by self-help strategies that can lead to greater margin improvements regardless of the economic backdrop. We have been paying particularly close attention to companies deploying these strategies that also have sufficient confidence and free cash for share buybacks and dividend increases.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Heartland Value Plus Fund - Investor	Russell 3000® Index	Russell 2000® Value Index
2015	$10,000	$10,000	$10,000
2015	$8,595	$9,857	$9,183
2016	$10,896	$11,112	$12,098
2017	$11,965	$13,460	$13,046
2018	$10,394	$12,754	$11,368
2019	$13,098	$16,711	$13,914
2020	$14,754	$20,201	$14,559
2021	$18,419	$25,385	$18,674
2022	$17,507	$20,509	$15,970
2023	$17,827	$25,833	$18,310
2024	$17,772	$31,983	$19,783
2025	$16,612	$33,822	$19,158

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

Heartland Value Plus Fund	1 Year	5 Year	10 Year
Value Plus Fund - Investor Class	-0.93%	7.64%	5.21%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell 2000® Value Index	5.54%	12.47%	6.72%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 268,439,827
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 961,029
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$268,439,827 # of Portfolio Holdings53 Portfolio Turnover Rate 29% Net Advisory Fees Paid$961,029
Holdings [Text Block]

SECTOR WEIGHTINGS

(% of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	0.3%
Consumer Staples	1.9%
Utilities	4.2%
Materials	4.3%
Energy	4.8%
Health Care	7.6%
Consumer Discretionary	8.7%
Information Technology	9.7%
Real Estate	9.9%
Industrials	16.8%
Financials	31.8%

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% of Net Assets)

Top 10	Top 10
Stifel Financial Corp.	3.9%
Seacoast Banking Corp. of Florida	3.9%
FB Financial Corp.	3.8%
Envista Holdings Corp.	3.5%
Gates Industrial Corp. PLC	3.4%
Lamar Advertising Co.	3.3%
Camden Property Trust	3.2%
Glacier Bancorp, Inc.	3.0%
CTS Corp.	3.0%
The Hanover Insurance Group, Inc.	2.8%